4. STOCKHOLDERS' DEFICIT (Details 2) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Outstanding beginning balance	29,796,154	11,258,939
Issuances		19,238,727
Canceled / Expired		(501,512)
Exercised		(200,000)
Outstanding ending balance		29,796,154
Warrants
Outstanding beginning balance	29,796,154
Issuances	70,500,914
Canceled / Expired	(3,590,522)
Exercised	(1,350,000)
Outstanding ending balance	95,356,546	29,796,154